CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income attributable to YETI Holdings, Inc.	$ 2,167	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 57,763	$ 15,401	$ 47,977
Net income	2,167	$ 25,169	$ 17,030	$ 18,825	(3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	57,763	15,401	47,977
Other comprehensive (loss) income
Foreign currency translation adjustments	(13)				(5)					(137)	43
Total comprehensive income to YETI Holdings, Inc.	$ 2,154				$ (3,266)					$ 57,626	$ 15,444	$ 47,977